Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 04, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	UNITY BANCORP INC /NJ/
Entity Central Index Key	0000920427
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		8,455,222
Trading Symbol	unty
Entity Public Float			$ 51,641,438
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No